Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss from Continuing Operations	$ (105,415,725)	$ (149,908,908)	$ (475,749,370)	$ (256,656,458)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax (Recovery) Expense	(10,862,478)	(62,961,468)	(58,422,755)	(26,144,449)
Depreciation and Amortization	25,221,168	24,438,013	42,943,366	23,679,315
Non-Cash Operating Lease Costs	20,935,916	19,076,003	30,661,411
Accretion of Debt Discount and Loan Origination Fees	14,634,266	3,289,863	9,061,967	8,308,751
Loss on Disposals of Asset	669,601			9,315,073
Gain on Lease Modifications	(17,748,458)
Accretion of Deferred Gain on Sale of Property	(424,972)	(424,970)	(566,625)	(368,309)
Impairment of Assets	2,363,272		239,509,415
Realized and Unrealized Gain on Investments, Assets Held For Sale and Other Assets	(10,709,999)	(16,600,604)	(16,373,788)	(4,259,000)
Unrealized Gain on Changes in Fair Value of Contingent Consideration	390,727	8,462,116	8,951,801
Change in Fair Value of Derivative Liabilities	(2,066,495)	(8,041,429)	(8,797,409)	(3,908,722)
Loss on Extinguishment of Debt and Settlement of Accounts Payable and Accrued Liabilities	17,493,994	43,800,931	44,355,401	1,164,054
Share-Based Compensation	4,164,466	10,845,503	11,065,124	32,494,214
Interest Capitalized on Finance Lease Liabilities	707,965
Shares Issued for Acquisition Costs		429,314	564,464	1,112,820
Changes in Operating Assets and Liabilities:
Accounts Receivable and Income Taxes Receivable	(1,126,571)	(1,385,228)
Accounts Receivable			(342,052)	(303,786)
Prepaid Rent - Related Party		2,712,237	2,712,237	(1,356,270)
Prepaid Expenses	(171)	8,141,338	9,227,342	(4,511,307)
Inventory	1,929,358	5,002,584	3,265,309	(18,394,457)
Other Current Assets	1,926,650	6,095,806	6,846,673	923,471
Due from Related Party	3,109,717	782,866	1,524,738	(1,412,420)
Other Assets	2,769,296	(13,346,695)	(10,833,928)	(19,896,170)
Accounts Payable and Accrued Liabilities	(2,090,168)	29,602,480	49,815,754	30,555,656
Income Taxes Payable	12,857,702	14,375,083	20,015,975	9,705,252
Other Current Liabilities	28,426,057	9,102,790	16,308,233	(17,507,245)
Interest Payments on Finance Liabilities	(4,061,842)	(4,617,716)	(6,262,019)
Cash Payments - Operating Lease Liability	(15,611,252)	(16,892,734)	(27,304,389)
Due to Related Party	(3,079,893)	(717,847)	(1,084,003)	(6,752,861)
Other Non-Current Liabilities		787,492	787,492	(774,000)
NET CASH USED IN CONTINUED OPERATING ACTIVITIES	(35,597,869)	(87,953,180)	(108,119,636)	(244,986,848)
Net Cash (Used in) Provided by Discontinued Operating Activities	(8,068,255)	(4,746,067)	(2,007,113)	1,986,260
NET CASH USED IN OPERATING ACTIVITIES	(43,666,124)	(92,699,247)	(110,126,749)	(243,000,588)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(3,451,958)	(44,829,009)	(56,687,761)	(116,897,412)
Additions to Intangible Assets	(622,329)	(2,686,488)	(4,140,786)	(3,084,097)
Proceeds from Sale of Investments		12,500,000	12,500,000
Purchase of Investments				(8,759,791)
Proceeds from Sale of Assets Held for Sale and Other Assets	19,002,185	21,947,797	21,947,797
Proceeds from Sale of Property		9,300,000	9,300,000	24,073,319
Cash Payments for Asset Acquisitions				(19,780,494)
Acquisition of Businesses, Net of Cash Acquired		(1,000,000)	(1,000,000)	(26,661,541)
Restricted Cash	299	39,324	45,745	6,107,981
NET CASH USED IN CONTINUED INVESTING ACTIVITIES	14,928,198	(4,728,376)	(18,035,005)	(145,002,035)
Net Cash Used in Discontinued Investing Activities		(8,540,311)	(1,356,211)	(1,458,866)
NET CASH USED IN INVESTING ACTIVITIES	14,928,198	(13,268,687)	(19,391,216)	(146,460,901)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Subordinate Voting Shares for Cash	18,885,912	62,593,187	62,593,190	128,595,775
Exercise of Warrants for MedMen Corp Redeemable Shares				8,521,268
Payment of Loan Amendment Fee		(500,000)	(500,000)
Proceeds from Issuance of Senior Secured Convertible Credit Facility	14,577,000	47,500,000	50,000,000	100,000,000
Proceeds from Issuance of Notes Payable	15,830,279	13,850,000	13,850,000	166,243,539
Principal Repayments of Senior Secured Convertible Credit Facility	(8,000,000)
Principal Repayments of Notes Payable	(660,094)	(14,922,455)	(14,779,090)	(55,007,057)
Principal Repayments of Finance Lease Liability		(807,432)	(1,785,282)	(492,030)
Debt and Equity Issuance Costs		(1,859,784)	(1,939,394)	(4,096,229)
(Distributions) Contributions - Non-Controlling Interest		(310,633)	(310,633)	290,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	40,633,097	105,542,883	107,128,791	344,055,266
NET DECREASE IN CASH AND CASH EQUIVALENTS	11,895,171	(425,051)	(22,389,174)	(45,406,223)
Cash Included in Assets Held for Sale			(743,271)	(527,377)
Cash and Cash Equivalents, Beginning of Period	9,418,501	32,172,302	33,226,370	79,159,970
CASH AND CASH EQUIVALENTS, END OF PERIOD	21,313,672	31,747,251	10,093,925	33,226,370
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	7,398,733	19,400,295	38,608,975	13,471,532
Non-Cash Investing and Financing Activities:
Net Assets Transferred to Held for Sale	6,614,987	11,823,655	23,890,069	49,785,079
Adoption of ASC 842 - Leases		144,602,158	152,141,639
Receivable Recorded on Asset Held for Sale	1,748,396
Relief of Accounts Payable for return of Property and equipment	6,172,096
Fair Value of Warrants - Private Placement Cost	7,228,135
Lease Termination and Amendments	37,250,808
Recognition of Right-of-Use Assets for Finance Leases		45,614,041	45,614,041
Paid-in-Kind Interest Capitalized to Debt	32,332,500
Settlement of Contingent Consideration with Shares		11,559,875	11,559,875
Increase in Fair Value of Contingent Consideration Related to Asset Acquisition		9,374,487	9,374,487	8,438,690
Issuance of Subordinate Voting Shares for Intangible Assets and Other Assets		12,767,297	12,706,563	2,986,501
Redemption of MedMen Corp Redeemable Shares	75,460,832	3,827,900	32,192,800	7,683,232
Equity Component of Debt Modification - Non-Controlling Interest		5,331,969	5,331,969	21,138,824
Release of Investments for Liabilities	750,000
Shares Issued to Settle Debt and Accrued Interest	7,228,135	5,684,851	6,908,194
Shares Issued to Settle Accounts Payable and Liabilities	2,755,853	4,849,310	4,798,343	8,929,288
Equity Component of Debt - New and Amended	5,583,407	23,781,053
Accrued Interest Added to Senior Secured Convertible Debt		10,247,255	10,247,255
Deferred Tax Impact on Conversion Feature	$ 20,386,014	$ 260	11,009,989	7,473,216
Derivative Liability Incurred on Issuance of Equity				13,252,207
Issuance of MedMen Corp Redeemable Shares for Other Assets				343,678
Redemption of MedMen LLC Redeemable Shares				24,439,469
Acquisition of Non-Controlling Interests				96,549
Options Issued for Other Assets				633,837
Shares Issued for Debt Issuance Costs				5,836,550
Conversion of Convertible Debentures				3,802,381
Equity Component of Debt - New and Amended			23,781,053
Finance Lease Assets Acquired Under Sale and Leaseback Transactions				16,876,813
Deferred Tax Impact on Property Purchases			15,948,592	26,230,572
Deferred Tax Impact on Intangible Purchases			(362,125)	36,154,740
Deferred Tax Impact on Intangible Asset Acquisitions
Accrual for the Repurchase of Class A Super Voting Shares			475,650
Deferred Gain on Sale and Leaseback Transactions				$ 5,666,274